Material accounting policy information - Schedule of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Mar. 30, 2025
Plant equipment (except moulds)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	10 years
Footwear moulds
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	3 years
Shop-in-shop fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	10 years